WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 150.2%
Alabama - 2.3%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	$760,000	$912,106
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	1,300,000	1,579,162
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	850,000	1,240,482

Total Alabama				3,731,750

Alaska - 1.5%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	309,094
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	2,150,000	2,248,019

Total Alaska				2,557,113

Arizona - 3.2%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	260,000	344,599	(a)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,914,990	(b)(c)(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	315,711	(e)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,658,020

Total Arizona				5,233,320

California - 20.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	597,215
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.450%	4/1/24	2,500,000	2,574,375	(c)(d)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	605,590	(b)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	500,000	602,035	(b)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,073,160	(b)(e)
California State, GO, Various Purpose	5.000%	4/1/43	3,000,000	3,379,620
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,225,320

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	$500,000	$512,830
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	564,113
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	1,000,000	1,286,780
Transit Improvements, Series A	5.000%	7/1/44	400,000	503,088	(f)
Los Angeles County, CA, Public Works Financing Authority, Multiple Capital Projects II	5.000%	8/1/30	2,500,000	2,774,700
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,832,280	(b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Power System, Series A	5.000%	7/1/47	1,000,000	1,213,420
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,032,200
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	142,386	(e)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,880,491
Series C	6.500%	11/1/39	2,000,000	3,198,960
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	884,888
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	546,020
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	111,941
Senior Lien, Series A	5.750%	6/1/48	200,000	223,490
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	250,000	323,665
Series A, Refunding	5.000%	10/1/48	750,000	946,597
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	376,644

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$1,000,000	$1,200,200
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,386,800

Total California				33,998,808

Colorado - 6.7%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	528,600
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	790,627
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	664,872
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	2,500,000	2,533,425
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	221,620
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	6,239,000

Total Colorado				10,978,144

Connecticut - 1.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	613,485
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	575,425
Series E	5.000%	10/15/34	270,000	326,308
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	284,503	(e)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,235,260

Total Connecticut				3,034,981

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	593,265

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	200,000	211,634
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	957,712

Total District of Columbia				1,169,346

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 8.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$350,000	$419,772	(b)
Series A	5.000%	10/1/45	1,000,000	1,157,390	(b)
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	100,000	105,519	(e)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	176,710	(e)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	845,317
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	602,680	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,605,070
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,458,362
Miami-Dade County, FL, GO, Seaport, Series C, Refunding	5.000%	10/1/23	2,315,000	2,499,089
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	417,827
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,254,390
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	277,745
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,186,570

Total Florida				14,006,441

Georgia - 0.5%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	650,000	785,759

Illinois - 14.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	573,700
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	369,458
Series D	5.000%	12/1/46	250,000	282,190
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	67,784

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series 2005D, Refunding	5.500%	1/1/34	$950,000	$1,079,760
Series A	5.000%	1/1/44	100,000	113,980
Series A, Refunding	6.000%	1/1/38	500,000	600,220
Series C, Refunding	5.000%	1/1/25	1,000,000	1,131,620
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	294,205
Senior Lien, Series D	5.000%	1/1/47	500,000	595,295
Senior Lien, Series D	5.000%	1/1/52	500,000	592,345
Series C	5.000%	1/1/35	2,200,000	2,538,360	(b)
Trips Obligated Group	5.000%	7/1/48	200,000	236,652	(b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	284,765
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	872,903
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	911,640
Second Lien Project	5.000%	11/1/39	500,000	562,860
Illinois Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	305,505	(a)
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	314,675	(a)
Illinois State Toll Highway Authority, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,794,705
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	119,403
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	563,435
Series 2016	5.000%	11/1/33	650,000	741,039
Series 2016	5.000%	1/1/35	250,000	280,513
Series 2016, Refunding	5.000%	2/1/29	440,000	511,799
Series A	5.000%	12/1/42	600,000	680,778
Series A, Refunding	5.000%	10/1/29	1,300,000	1,549,522
Series C	5.000%	11/1/29	300,000	349,806
Series D	5.000%	11/1/26	300,000	347,865
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	900,000	270,036

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	$970,000	$986,374
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	215,000	218,711
Metropolitan Water Reclamation District of Greater Chicago, IL, GO, Green Bond, Series A	5.000%	12/1/44	1,000,000	1,136,200
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,725,425
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,158,310

Total Illinois				24,161,838

Indiana - 2.5%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	300,000	314,778	(c)(d)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	250,000	252,033	(c)(d)
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	500,000	568,000
Courthouse and Jail Project, Series A	5.000%	2/1/54	750,000	929,632
Series K	5.000%	6/1/27	2,000,000	2,123,460

Total Indiana				4,187,903

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	203,390

Kentucky - 1.0%
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	1,500,000	1,681,635	(c)(d)

Louisiana - 1.9%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	597,580	(b)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,470,998

Total Louisiana				3,068,578

Maryland - 0.4%
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	500,000	674,245

Massachusetts - 4.3%
Massachusetts Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated Series A	5.750%	8/1/29	355,000	356,221

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	$1,875,000	$2,046,206
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	229,152
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	301,123
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	633,570	(b)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	2,750,000	3,448,912

Total Massachusetts				7,015,184

Michigan - 2.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	337,698
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	405,000	443,856
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,548,287
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	181,067
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	350,000	370,408	(e)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	285,723
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien Local Project, Series C-6, Refunding	5.000%	7/1/33	370,000	425,729
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien, Series C-1, Refunding	5.000%	7/1/44	380,000	411,536
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	485,052	(b)

Total Michigan				4,489,356

Missouri - 1.3%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	1,000,000	1,224,710	(b)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	300,000	269,127	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	$150,000	$169,215
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	401,510

Total Missouri				2,064,562

New Jersey - 11.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	274,169
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	538,935
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,129,830	(b)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	543,540
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.950%	3/1/28	2,500,000	2,509,950	(d)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,208,640	(b)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	206,306	(b)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,609,540
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	122,027
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	361,017
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations, Series AA	5.000%	6/15/38	6,000,000	6,437,220
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,252,040
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	229,720

Total New Jersey				19,422,934

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 20.7%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	$500,000	$607,105
MTA, NY, Transportation Revenue, Series D	5.250%	11/15/40	1,000,000	1,051,920	(g)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	73,951	12,017	*
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Subseries FF-2, Refunding	4.000%	6/15/41	500,000	581,240
New York City, NY, Water & Sewer System Revenue, Second General Resolution Fiscal 2011, Series BB	5.000%	6/15/31	4,850,000	4,995,354
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Series A, AMBAC	5.500%	5/15/30	3,365,000	4,659,314
New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,363,880
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,058,131
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4 Bonds, Series A, Refunding	5.000%	3/15/46	1,000,000	1,250,640
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	544,287	(e)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,198,580
Bank of America Tower at One Bryant Park Project, Series 2019, Refunding	2.450%	9/15/69	500,000	518,470	(a)
Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	2,500,000	2,538,450	(g)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	2,000,000	2,112,740	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,100,000	1,345,894	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,250,000	2,531,363	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	400,000	447,632	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue, Consolidated Series 166, Refunding	5.000%	1/15/41	$4,750,000	$4,986,122
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	312,198

Total New York				34,115,337

North Carolina - 5.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	632,455
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	284,025
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,403,150
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/34	1,000,000	1,184,780
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	121,258
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	865,500

Total North Carolina				8,491,168

Ohio - 2.8%
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue	5.000%	11/15/43	4,040,000	4,621,881	(g)

Oklahoma - 1.2%
Grand River, OK, Dam Authority Revenue, Series A	5.250%	6/1/40	2,000,000	2,062,460	(g)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	998	*(h)

Total Oklahoma				2,063,458

Oregon - 1.2%
Multnomah County, OR, School District #7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	686,950
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	708,792
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	529,250

Total Oregon				1,924,992

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 9.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	$500,000	$570,730
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp., Refunding	6.750%	11/1/24	85,000	85,566
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,529,781
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	250,000	311,242
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Ministries Project	5.000%	1/1/29	750,000	850,860
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	276,270
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	358,904	(b)(c)(d)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	506,560
Pennsylvania State, GO, Refunding	5.000%	7/15/30	1,000,000	1,313,300
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,323,160	(b)
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue:
Rebuild Project	5.000%	5/1/35	250,000	309,383
Rebuild Project	5.000%	5/1/38	500,000	613,560
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	316,157
School District Philadelphia, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,176,220
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	241,716
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	599,540

Total Pennsylvania				15,382,949

Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	345,000	362,250

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$400,000	$320,000	*(h)
Series A	5.050%	7/1/42	100,000	80,000	*(h)
Series XX	5.250%	7/1/40	890,000	714,225	*(h)

Total Puerto Rico				1,476,475

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	618,395	(b)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	240,008

Tennessee - 2.0%
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	1,000,000	1,124,250	(c)(d)
Series C	5.000%	2/1/21	2,025,000	2,122,362

Total Tennessee				3,246,612

Texas - 12.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	299,657
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	422,485
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	758,958	(b)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,448,293
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, (0.000% until 10/1/23, 5.500%), Series A, B and C	0.000%	10/1/36	2,000,000	2,177,000
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A	5.000%	11/1/36	3,125,000	3,365,906
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,139,610	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	48,129	(b)
Series 2017	5.000%	11/1/36	40,000	47,771	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	$800,000	$888,280
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	296,025
Series B, Refunding	5.000%	1/1/40	600,000	669,726
Series B, Refunding	5.000%	1/1/45	600,000	689,724
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,000,000	1,249,490
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	198,688
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	523,167	(b)
Texas Public Finance Authority, Lease Revenue and Refunding, Series A	4.000%	2/1/39	500,000	577,035
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,550,000	1,928,246
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	1,000,000	1,340,710
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	143,702	(e)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	45,640

Total Texas				20,258,242

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	234,413
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	420,000	414,750
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	200,516
Subordinated, Matching Fund Loan, Diageo Project, Series B	6.750%	10/1/37	100,000	100,033

Total U.S. Virgin Islands				949,712

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Utah State Charter School Finance Authority,
Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	$250,000	$289,720

Virginia - 0.6%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	354,000	(b)
Series B, Refunding	5.000%	7/1/45	500,000	586,125	(b)

Total Virginia				940,125

Washington - 2.3%
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	4.000%	4/1/44	250,000	281,965	(b)
Intermediate Lien, Series 2019	5.000%	4/1/44	500,000	615,385	(b)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,648,008
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	100,000	109,124	(e)
Heron’s Key, Series A	6.750%	7/1/35	100,000	108,951	(e)

Total Washington				3,763,433

Wisconsin - 3.3%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	602,710
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,296,680	(b)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	483,200	(e)

Total Wisconsin				5,382,590

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,435,023)				246,823,649

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
New York - 0.0%
MTA, NY, Revenue, Transportation, Subordinate, Subseries E-1, LOC - U.S. Bank N.A.	1.420%	11/15/50	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.1%
North Huntingdon Township, PA, Municipal Authority Revenue, Series 2011, AGM, SPA - PNC Bank N.A.	1.590%	4/1/20	$100,000	$100,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $200,000)				200,000

TOTAL INVESTMENTS - 150.3% (Cost - $224,635,023)				247,023,649
Liabilities in Excess of Other Assets - (50.3)%				(82,656,678)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$164,366,971

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on these securities is currently in default as of August 31, 2019.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	22	12/19	$4,337,942	$4,343,625	$(5,683)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$246,823,649	—	$246,823,649
Short-Term Investments†	—	200,000	—	200,000

Total Investments	—	$247,023,649	—	$247,023,649

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,683	—	—	$5,683

†	See Schedule of Investments for additional detailed categorizations.